INTANGIBLE ASSETS (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
INTANGIBLE ASSETS
Payments for the use of patents			$ 2,562	$ 2
Reconciliation of intangible assets
Balance as at beginning of year	$ 481
Balance as at ending of year	182	$ 481
COST
Reconciliation of intangible assets
Balance as at beginning of year	1,604	2,578
Write-off of assets	(384)	(974)
Balance as at ending of year	1,220	1,604
ACCUMULATED DEPRECIATION
Reconciliation of intangible assets
Balance as at beginning of year	(1,123)	(1,659)
Amortization	299	438
Write-off of assets	384	974
Balance as at ending of year	(1,038)	(1,123)
Software | COST
Reconciliation of intangible assets
Balance as at beginning of year		16
Write-off of assets		(16)
Software | ACCUMULATED DEPRECIATION
Reconciliation of intangible assets
Balance as at beginning of year		(16)
Write-off of assets		16
Licenses
Reconciliation of intangible assets
Balance as at beginning of year	481
Balance as at ending of year	182	481
Licenses | COST
Reconciliation of intangible assets
Balance as at beginning of year	1,604	2,562
Write-off of assets	(384)	(958)
Balance as at ending of year	1,220	1,604
Licenses | ACCUMULATED DEPRECIATION
Reconciliation of intangible assets
Balance as at beginning of year	(1,123)	(1,643)
Amortization	299	438
Write-off of assets	384	958
Balance as at ending of year	$ (1,038)	$ (1,123)